Mortgage Loans at Fair Value - Summary of Certain Concentrations of Credit Risk in Portfolio of Distressed Mortgage Loans at Fair Value (Parenthetical) (Detail)	Dec. 31, 2016	Dec. 31, 2015
Risks And Uncertainties [Abstract]
Percentage of fair value of mortgage loans	100.00%	100.00%
Percentage of contribution by states in mortgage loans	5.00%	5.00%